SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
24.	SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Cash Paid for Interest and Income Taxes (all amounts in thousands):

	Year Ended December 31,
	2011	2010
Interest	$1,857	$2,162
Income taxes	$1,682	$195

Non-Cash Investing and Financing Activities (all amounts in thousands):

	Year Ended December 31,
	2011	2010
Issued 712,771 shares of our common stock to effect the acquisition of CSP	2,500	—
Issued 133,584 shares of our common stock to effect the acquisition of CTS	500	—
Issued note payable to effect the acquisition of CTS	500	—
Issued 483,046 shares of our common stock to repay note payable and accrued interest thereon	2,212	—
Issued 253,288 shares of our common stock to repay related party notes payable to three stockholders and accrued interest thereon	1,160	—
Fixed assets acquired through capital lease obligations	77	—
Payment of accounts payable due to related parties by issuing common stock	—	146
Warrants issued in conjunction with convertible debt	7	200
Debt issuance costs withheld from proceeds of the Subordinated Term Loan	—	858